Intangible Assets - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 69,502	$ 69,426
Impairment loss		5,900
Ending balance	81,115	69,502	$ 69,426
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	110,607	101,870	82,517
Additions	18,681	14,474	19,418
Disposals	(4,891)	(1,546)	(65)
Impairment loss		(5,931)
Reclassifications	1,557	1,740
Ending balance	125,954	110,607	101,870
Amortization of Intangible Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(41,105)	(32,444)	(25,222)
Amortization for the year	(8,628)	(10,207)	(7,287)
Disposals	4,894	1,546	65
Ending balance	(44,839)	(41,105)	(32,444)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,380	20,380
Ending balance	20,380	20,380	20,380
Goodwill [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,380	20,380	20,380
Ending balance	20,380	20,380	20,380
License and Software Rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	33,044	31,365
Ending balance	29,844	33,044	31,365
License and Software Rights [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	74,149	63,809	37,663
Additions	1,783	73	121
Disposals	(4,891)	(1,546)	(65)
Reclassifications	3,642	11,813	26,090
Ending balance	74,683	74,149	63,809
License and Software Rights [Member] | Amortization of Intangible Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(41,105)	(32,444)	(25,222)
Amortization for the year	(8,628)	(10,207)	(7,287)
Disposals	4,894	1,546	65
Ending balance	(44,839)	(41,105)	(32,444)
Intangible in Process [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	16,078	17,681
Ending balance	30,891	16,078	17,681
Intangible in Process [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	16,078	17,681	24,474
Additions	16,898	14,401	19,297
Impairment loss		(5,931)
Reclassifications	(2,085)	(10,073)	(26,090)
Ending balance	$ 30,891	$ 16,078	$ 17,681